ACCOUNTING POLICIES AND ESTIMATES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of estimated useful lives of the assets

The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life
Computer equipment	3 years
Leasehold improvements	Lesser of estimated useful life or life of lease
Office equipment	10 years

QPAGOS Corporation - Parent Company [Member]
Schedule of estimated useful lives of the assets

The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life
Computer equipment	3 years
Leasehold improvements	Lesser of estimated useful life or life of lease
Office equipment	10 years